Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2010
Payment Date	11/15/2010
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,655,933.40

Principal:
Principal Collections	$28,017,152.30
Prepayments in Full	$15,482,823.33
Liquidation Proceeds	$675,589.10
Recoveries	$8,899.79

Sub Total	$44,184,464.52

Collections	$48,840,397.92

Purchase Amounts:
Purchase Amounts Related to Principal	$165,494.01
Purchase Amounts Related to Interest	$915.99

Sub Total	$166,410.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$49,006,807.92

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2010
Payment Date	11/15/2010
Transaction Month	4
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,006,807.92
Servicing Fee	$1,141,294.61	$1,141,294.61	$0.00	$0.00	$47,865,513.31
Interest — Class A-1 Notes	$75,982.34	$75,982.34	$0.00	$0.00	$47,789,530.97
Interest — Class A-2 Notes	$148,037.50	$148,037.50	$0.00	$0.00	$47,641,493.47
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$47,254,883.47
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$47,000,977.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,000,977.47
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$46,914,596.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,914,596.30
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$46,851,786.55
Third Priority Principal Payment	$11,999,899.01	$11,999,899.01	$0.00	$0.00	$34,851,887.54
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$34,771,164.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,771,164.54
Regular Principal Payment	$162,537,835.94	$34,771,164.54	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$49,006,807.92

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$11,999,899.01
Regular Principal Payment	$34,771,164.54

Total	$46,771,063.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
		Original		Original		Original
	Actual	Balance	Actual	Balance	Actual	Balance
Class A-1 Notes	$46,771,063.55	$132.50	$75,982.34	$0.22	$46,847,045.89	$132.71
Class A-2 Notes	$0.00	$0.00	$148,037.50	$0.54	$148,037.50	$0.54
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$46,771,063.55	$38.68	$1,094,449.76	$0.91	$47,865,513.31	$39.58

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2010
Payment Date	11/15/2010
Transaction Month	4
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor

Class A-1 Notes	$174,537,734.95	0.4944412	$127,766,671.40	0.3619452
Class A-2 Notes	$273,300,000.00	1.0000000	$273,300,000.00	1.0000000
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,209,307,734.95	0.8714036	$1,162,536,671.40	0.8377013

Pool Information
Weighted Average APR		4.292%		4.260%
Weighted Average Remaining Term		53.26		52.46
Number of Receivables Outstanding		64,805		63,110
Pool Balance		$1,369,553,531.07		$1,324,702,222.92
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,209,312,141.87		$1,170,097,835.94
Pool Factor		0.8902871		0.8611312
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$19,870,533.34
Yield Supplement Overcollateralization Amount	$154,604,386.98
Targeted Overcollateralization Amount	$159,091,641.11
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$162,165,551.52
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2010
Payment Date	11/15/2010
Transaction Month	4
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	198	$510,249.41
(Recoveries)	7	$8,899.79

Net Losses for Current Collection Period		$501,349.62
Cumulative Net Losses Last Collection Period		$314,309.73

Cumulative Net Losses for all Collection Periods		$815,659.35

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.44%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.60%	389	$7,894,802.16
61-90 Days Delinquent	0.05%	24	$606,811.40
91-120 Days Delinquent	0.03%	10	$332,842.26
Over 120 Days Delinquent	0.01%	3	$85,533.08

Total Delinquent Receivables	0.67%	426	$8,919,988.90

Repossesion Inventory:

Repossesed in the Current Collection Period		42	$980,376.62
Total Repossesed Inventory		53	$1,302,066.43

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0625%
Preceding Collection Period			0.2051%
Current Collection Period			0.4466%
Three Month Average			0.2381%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0344%
Preceding Collection Period			0.0432%
Current Collection Period			0.0586%
Three Month Average			0.0454%